Taxes - Schedule of Taxes (Recoverable) Payable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Taxes (Recoverable) Payable [Abstract]
VAT taxes recoverable	$ 1,854	$ 1,855
Corporate income tax payable	(97)	(95)
Other taxes payable	(67)	(71)
Total	$ 1,690	$ 1,689